Financial instruments - Reconciliation (Details) - Level Three - Anzu Note, due January 2028 € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Changes in fair value measurement, liabilities
Beginning balance	€ 0
Addition	535
(Gains)/losses from revaluation recognized in income statement	333
(Gains)/losses from foreign currency translation	14
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	333
Ending balance	€ 854